Stock Options - Schedule of Weighted Average Grant Date Fair Value of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested balance	1,060,472
Unvested balance	$ 1.62
Unvested balance	988,128	1,060,472
Unvested balance	$ 1.81	$ 1.62
Shares, Granted	286,810	2,085,034
Weighted Average Grant Date Fair Value, Granted	$ 2.41	$ 1.61
Shares, Vested	(319,379)	(907,262)
Weighted Average Grant Date Fair Value, Vested	$ 1.64	$ 1.6
Shares, Forfeited	(39,775)	(117,300)
Weighted Average Grant Date Fair Value, Forfeited	$ 3.03	$ 1.66